Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net Loss	$ (9,094)	$ (10,158)	$ (18,516)	$ (23,976)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	116	132	243	267
Share-based compensation	989	2,263	2,222	5,573
Warrants to service providers	48	155	91	364
Revaluation of warrants	2	273	(8)	(7)
Revaluation of convertible bonds	221	586	(477)	613
Finance income	(452)	(1,856)	(1,857)	(2,063)
Change in operating assets and liabilities:
Increase in trade receivable	(296)	(224)	(236)	(131)
Decrease (increase) in prepaid expenses and other receivables	58	(534)	(48)	536
Operating lease ROU assets and liabilities, net	(20)	50	(39)	104
Increase (decrease) in trade payables	48	(67)	(374)	(137)
Increase (decrease) in employees and payroll accruals	(2,186)	290	414	287
Increase (decrease) in Derivative Liabilities / Assets	(682)	(1,465)	(142)	247
Increase (decrease) in accrued expenses and other payables	(683)	(1,221)	(1,841)	325
Net cash used in operating activities	(11,931)	(11,776)	(20,568)	(17,998)
Cash flows from investing activities:
Change in bank deposits	8,760	10,843	4,710	(42,337)
Purchase of property and equipment	(44)	(59)	(44)	(84)
Net cash provided by (used in) investing activities	8,716	10,784	4,666	(42,421)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			17,081	30,758
Proceeds from the conversion of convertible bonds				21,696
Proceeds from exercise of warrants				493
Proceeds from exercise of options	9	2	56	440
Redemption of convertible notes upon voluntary conversion			(233)
Net cash provided by financing activities	9	2	16,904	53,387
Increase (decrease) in cash, cash equivalents and restricted cash	(3,206)	(990)	1,002	(7,032)
Effect of exchange rate fluctuations on cash and cash equivalent	(22)	690	7	148
Cash, cash equivalents and restricted cash at the beginning of period	8,545	7,184	4,308	13,768
Cash, cash equivalents and restricted cash at the end of period	$ 5,317	$ 6,884	$ 5,317	$ 6,884